CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

14. CONVERTIBLE NOTES PAYABLE

As of December 31, 2024 and 2023, convertible debt consisted of the following:

	December 31,	December 31,
	2024	2023

Beginning	$—	$1,393,499
Addition	—	—
Interest expenses	—	146,322
Paid for cash	—	(449,999)
Conversion	—	(1,089,822)
Convertible debt, net	$—	$—

Pursuant to this note, the Company, from time to time, offering the Ordinary Shares, par value 0.01, for an aggregate offering price of $1,550,000, issuable upon the conversion of $1,705,000 principal amount of 6% convertible note due January 14, 2024 (the “Note”).

On October 14, 2022, the Company entered into an agreement with Streeterville Capital, LLC (the “Purchaser”). The Purchaser bought the Note which has a principal amount of $1,705,000 and bears an interest rate that equals to 6% per annum, payable after the purchase price date, unless earlier period, or converted.

The Note has a conversion price equal to eighty percent (80%) of the lowest daily VWAP (the dollar volume-weighted average price for ordinary shares on the Nasdaq Capital Market) during the 10 consecutive trading days immediately preceding the conversion date or other date of determination, but not lower than US$0.70 per Ordinary Share or any reset lowest price as applicable (the “Floor Price”). The Note was amended on October 14, 2022 to the effect that the Floor Price is set to $0.70. In the event the Company’s VWAP is lower than the Floor Price, the Company could repay the amount by cash.

The principal and the interest payable under the Note will become due and payable within 15 months after the Maturity Date, unless earlier converted or prepaid by us. At any time from the Maturity Date until the Outstanding Balance has been paid in full, the Purchaser may convert the Note at their option into our Ordinary Shares at the Conversion Price. The Company have the right, but not the obligation, to prepay a portion or all amounts outstanding under the Note prior to the Maturity Date at a cash price equal to 115% of the outstanding Principal balance to be prepaid and plus accrued and unpaid interest, and we provide the holder of the Note not less than ten 10 business days’ prior written notice of our desire to exercise an Optional Prepayment.